Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 09, 2021 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, cost		¥ 524,883	¥ 183,478	$ 78,208
Less: accumulated depreciation		(199,771)	(162,374)	(29,766)
Property and equipment, net		325,112	21,104	48,442
Depreciation		25,448	18,715
Assumption of liabilities	¥ 200,000
Impairment loss		0	0
Real Property Companies
Property, Plant and Equipment [Line Items]
Equity interest acquired	100.00%
Cash consideration	¥ 36,338
Noncash or Contingent consideration	0
Assumption of liabilities	¥ 273,950
Real estate property
Property, Plant and Equipment [Line Items]
Property and equipment, cost		300,757		44,814
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, cost		133,163	115,352	19,841
Electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost		66,590	44,322	9,922
Furniture, fixtures and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost		21,840	21,271	3,254
Motor Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, cost		¥ 2,533	¥ 2,533	$ 377